Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Public Warrants [Member]
Description
Change in fair value of warrant liabilities	$ 26,900,000	$ 19,522,653
Total	45,605,664
Private Warrants [Member]
Description
Change in fair value of warrant liabilities	18,705,664
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants [Member]
Description
Change in fair value of warrant liabilities	26,900,000
Total	26,900,000
Quoted Prices In Active Markets (Level 1) [Member] | Private Warrants [Member]
Description
Change in fair value of warrant liabilities
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Description
Change in fair value of warrant liabilities
Total
Significant Other Observable Inputs (Level 2) [Member] | Private Warrants [Member]
Description
Change in fair value of warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Description
Change in fair value of warrant liabilities		$ 19,522,653
Total	18,705,664
Significant Other Unobservable Inputs (Level 3) [Member] | Private Warrants [Member]
Description
Change in fair value of warrant liabilities	$ 18,705,664